Business Combination	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Business Combination	Business Combination
i)Acquisition of Eastern Grocer Sdn Bhd ("Everrise")
On March 3, 2025, the Group acquired a 80% economic interest in Everrise, an operator in the premium grocery segment in Malaysia, predominantly within East Malaysia. The Group has concluded that the acquired entity is a business. The acquisition of Everrise will enable the Group to grow the market for online grocery services in Malaysia. The acquisition enables Grab to bring more Everrise retail stores onto its marketplace, while also leveraging Everrise’s large supplier network to further expand its groceries product line at lower costs.
The amount of revenue and profit after tax this business has contributed to the Group's results since acquisition is insignificant, as it also would have been if the acquisition has occurred on January 1, 2025.The amount of acquisition related costs are also insignificant.
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Property, plant and equipment	29
Intangible assets	18
Inventories	12
Trade and other receivables	1
Cash and cash equivalents	8
Loans and borrowings	(16)
Deferred tax liabilities	(8)
Trade payables and other liabilities	(11)
Identifiable net assets acquired	33
Less: Non-controlling interest proportionate share of identifiable net assets	(6)
Goodwill on acquisition (described below)	27
Purchase consideration	54
The fair value of these assets has been measured provisionally, pending completion of an independent valuation. If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
The goodwill is attributable mainly to the cost and revenue synergies expected to be achieved from integrating Everrise’s operations, supplier network and assets into the Group’s future business expansion. The goodwill recognized is not expected to be deductible for tax purposes. The purchase consideration is entirely in the form of cash.
The Group has written an option granting the non-controlling shareholder ("Everrise Enterprise S.B.") the right to sell their 20% ownership interest to the Group from between three to five years after the date of acquisition. As Everrise Enterprise S.B. has present access to the returns until exercise of the option, the financial liability of $15 million arising from the put option, which is presented within “Other liabilities,” is not included in the consideration transferred, but is accounted for separately with a corresponding recognition within equity under “Other reserves”. Subsequent changes in the measurement of this liability will be recognized within equity.
ii)Acquisition of Validus Capital Pte Ltd ("Validus") and associated loan portfolio
On April 15, 2025, the Group acquired a 100% economic interest in Validus, a digital lending platform for small and medium-sized enterprises (SMEs) in Singapore, together with an SME loan portfolio originated via the platform. The Group has concluded that acquired set of assets and activities is a business. The acquisition will enable the Group to serve larger SMEs who are looking to optimize their cash flow and tap timely financing to capture business opportunities through short-term trade finance and supply chain financing.
The amount of revenue and profit after tax this business has contributed to the Group's results since acquisition is insignificant, as it also would have been if the acquisition has occurred on January 1, 2025.The amount of acquisition related costs are also insignificant.
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Loan receivables in the financial services segment	32
Other net assets	2
Identifiable net assets acquired	34
Goodwill on acquisition (described below)	14
Purchase consideration*	48
*Inclusive of contingent consideration of $2 million
The fair value of these assets has been measured provisionally, pending completion of an independent valuation. If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional provisions that existed at the date of acquisition, then the accounting for the acquisition will be revised.
The goodwill is attributable mainly to the cost and revenue synergies expected to be achieved from integrating the licensed lending platform, operational ecosystem, and assets into the Group’s future business expansion in digital SME lending. The goodwill recognized is not expected to be deductible for tax purposes. The purchase consideration is, and will be, entirely in the form of cash.